LOANS HELD FOR INVESTMENT AT FAIR VALUE, Summary of Portfolio (Q3) (Details)	5 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) Loans		Sep. 30, 2021 USD ($) Loans		Dec. 31, 2020 USD ($) Loans		Jul. 30, 2020 USD ($)
Loans held for Investment at Fair Value [Abstract]
Number of portfolio loans | Loans	4		3		4
Loans held at fair value, aggregate commitments	$ 59,900,000		$ 75,900,000		$ 59,900,000
Loans held for investment at outstanding principal	50,831,235	[1],[2],[3]	76,995,548	[2],[4]	$ 50,831,235	[1],[2],[3]	$ 46,080,605
Loans held at fair value, funded of outstanding principal	16,400,000		37,700,000
Loans held at fair value, repayments	$ 12,000,000		$ 13,100,000
Loans held at fair value, floating interest rate	6.00%		0.00%		6.00%
LIBOR Floor Rate [Member]
Loans held for Investment at Fair Value [Abstract]
Loans held at fair value, weighted average floor	2.50%				2.50%
Variable term	30 days		30 days

[1]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount and loan origination costs
[2]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs.
[3]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted purchase discount, deferred loan fees and loan origination costs
[4]	The difference between the Carrying Value and the Outstanding Principal amount of the loans consists of unaccreted original issue discount (“OID”) and loan origination costs.